Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.70425%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$553,420.84

Principal:
Principal Collections	$11,089,252.45
Prepayments in Full	$4,227,059.56
Liquidation Proceeds	$118,923.81
Recoveries	$53,994.24
Sub Total	$15,489,230.06
Collections	$16,042,650.90

Purchase Amounts:
Purchase Amounts Related to Principal	$354,203.37
Purchase Amounts Related to Interest	$1,231.07
Sub Total	$355,434.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,398,085.34

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,398,085.34
Servicing Fee	$210,800.09	$210,800.09	$0.00	$0.00	$16,187,285.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,187,285.25
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,187,285.25
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,187,285.25
Interest - Class A-3 Notes	$27,684.47	$27,684.47	$0.00	$0.00	$16,159,600.78
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$16,006,992.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,006,992.78
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$15,946,081.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,946,081.53
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$15,899,108.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,899,108.53
Regular Principal Payment	$14,768,958.34	$14,768,958.34	$0.00	$0.00	$1,130,150.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,130,150.19
Residual Released to Depositor	$0.00	$1,130,150.19	$0.00	$0.00	$0.00
Total		$16,398,085.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,768,958.34
Total					$14,768,958.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,768,958.34	$38.66	$27,684.47	$0.07	$14,796,642.81	$38.73
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$14,768,958.34	$11.22	$288,176.72	$0.22	$15,057,135.06	$11.44

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$24,978,471.40	0.0653887	$10,209,513.06	0.0267265
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$211,308,471.40	0.1604675	$196,539,513.06	0.1492520

Pool Information
Weighted Average APR	2.775%	2.770%
Weighted Average Remaining Term	24.94	24.13
Number of Receivables Outstanding	24,396	23,621
Pool Balance	$252,960,108.44	$237,004,245.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$237,644,954.33	$222,875,995.99
Pool Factor	0.1781035	0.1668693

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$14,128,249.87
Targeted Overcollateralization Amount	$40,464,732.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,464,732.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$166,423.39
(Recoveries)		127	$53,994.24
Net Loss for Current Collection Period			$112,429.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5333%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9982%
Second Prior Collection Period			0.4500%
Prior Collection Period			0.3686%
Current Collection Period			0.5507%
Four Month Average (Current and Prior Three Collection Periods)			0.5919%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,603	$14,980,403.76
(Cumulative Recoveries)			$2,447,967.35
Cumulative Net Loss for All Collection Periods			$12,532,436.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8824%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,157.76
Average Net Loss for Receivables that have experienced a Realized Loss			$3,478.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.01%	351	$4,766,030.17
61-90 Days Delinquent	0.21%	31	$491,918.74
91-120 Days Delinquent	0.04%	6	$88,219.27
Over 120 Days Delinquent	0.25%	42	$595,870.08
Total Delinquent Receivables	2.51%	430	$5,942,038.26

Repossession Inventory:
Repossessed in the Current Collection Period		7	$132,387.68
Total Repossessed Inventory		14	$245,247.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3446%
Prior Collection Period			0.3115%
Current Collection Period			0.3344%
Three Month Average			0.3302%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4962%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer